SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2018	2019
Short-term bank loans	4,043	8,705
Current maturities of long-term borrowings	6,296	13,409
Total	10,339	22,114

Schedule of short-term bank loans

		2018		2019
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	—	—	2,400
BNI	Rp	—	956	—	1,238
PT Bank BNI Syariah ("BNI Syariah")	Rp	—	—	—	17
Sub-total			956		3,655
Third parties
HSBC	Rp	—	317	—	1,754
	US$	0	4	0	4
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	1,295	—	1,705
PT Bank DBS Indonesia ("DBS")	Rp	—	699	—	722
	US$	1	13	1	13
PT Bank UOB Indonesia ("UOB")	Rp	—	580	—	500
SCB	Rp	—	100	—	150
PT Bank Central Asia Tbk. ("BCA")	Rp	—	—	—	124
Bank CIMB Niaga	Rp	—	78	—	78
Others	Rp	—	1	—	—
Sub-total			3,087		5,050
Total			4,043		8,705

Schedule of short-term bank loans, other significant information

			Total facility		Interest	Interest rate
	Borrower	Currency	(in billions)*	Maturity date	payment period	per annum	Security**
Mandiri
2019	The Company	Rp	2,400	November 21, 2020	Quarterly	3 months JIBOR + 0.6%	None
BNI
2014 - 2017	Sigma[a], GSD	Rp	525	January 9, 2020 - November 8, 2020	Monthly	8.41% - 9.00%	Trade receivables and property and equipment
2013 - 2019	Telkom Infratel, Infomedia[b], Sigma[h], MD Media, Metranet	Rp	3,160	January 9, 2020 - December 19, 2020	Monthly	1 month JIBOR + 2.20% - 2.50%	Trade receivables
HSBC
2018	Sigma[c,h]	Rp	600	July 31, 2020	Monthly	6.74%	Trade receivables
2018	Sigma[c,h]	US$	0.004	July 31, 2020	Monthly	4.12%	Trade receivables
2018 - 2019	Sigma, Melon, Metra, MD Media, PINS	Rp	1,484	April 8, 2020 - August 30, 2020	Monthly, Quarterly	1 month JIBOR + 0.60% - 0.70% 3 months JIBOR + 1.00%	Trade receivables
MUFG Bank
2018 - 2019	The Company, Infomedia, Metra, GSD, PINS, Telkom Infratel	Rp	2,360	January 23, 2020 - October 29, 2020	Monthly, Quaterly	1 month JIBOR + 0.70% - 0.95% 3 months JIBOR + 1.00%	None
DBS
2018	Telkom Infratel, Infomedia	Rp	600	February 26, 2020	Monthly	1 month JIBOR + 0.70%	None
2016	Nutech	Rp	4	October 18, 2020	Monthly	10.50%	None
2016	Sigma[d,e]	US$	0.02	July 31, 2020	Semi-annualy	3.25% (US$) 10.75% (Rp)	Trade receivables
UOB
2016	Finnet[f]	Rp	500	December 20, 2020	Monthly	1 month JIBOR + 2.00%	None
SCB
2015	GSD[g]	Rp	150	April 16, 2020	Monthly	Cost of fund + 2.50%	None
BCA
2019	Telkom Infratel	Rp	600	April 30, 2020 - May 22, 2020	Monthly	1 month JIBOR + 1.75%	Trade receivables
Bank CIMB Niaga
2013	GSD[h]	Rp	85	January 1, 2020	Monthly	10.90% - 11.50%	Trade receivables and property and equipment

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on June 5, 2018.

[g] Based on the latest amendment on January 18, 2019.

[h] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2018	2019
Two-step loans	20a	198	194
Bonds and notes	20b	525	2,491
Bank loans	20c	4,472	5,434
Other borrowings	20d	294	627
Obligations under finance leases	13	807	—
Lease liabilities	13	—	4,663
Total		6,296	13,409